Disclosures about Fair Value of Assets - Estimated fair values of other financial instruments (Details 3) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Carrying Amount
Financial assets
Cash and cash equivalents	$ 12,909,924	$ 4,103,432
Interest-earning time deposits in banks	750,000	2,724,000
Other investments	55,481	62,223
Loans held for sale	503,003	539,000
Loans, net of allowance for loan losses	184,448,003	193,039,879
Federal Home Loan Bank stock	363,800	1,113,800
Interest receivable	1,588,545	1,715,676
Financial liabilities
Deposits	258,677,960	239,281,930
Short-term borrowings	7,135,182	15,131,710
Advances from borrowers for taxes and insurance	1,102,204	990,917
Interest payable	106,755	118,335
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and cash equivalents	12,909,924	4,103,432
Interest-earning time deposits in banks	750,000	2,724,000
Other investments
Loans held for sale
Loans, net of allowance for loan losses
Federal Home Loan Bank stock
Interest receivable
Financial liabilities
Deposits
Short-term borrowings
Advances from borrowers for taxes and insurance
Interest payable
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value | Significant Other Observable Inputs (Level 2)
Financial assets
Cash and cash equivalents
Interest-earning time deposits in banks
Other investments	55,481	62,223
Loans held for sale	503,003	539,000
Loans, net of allowance for loan losses
Federal Home Loan Bank stock	363,800	1,113,800
Interest receivable	1,588,545	1,715,676
Financial liabilities
Deposits	178,491,424	160,227,406
Short-term borrowings	7,135,182	6,631,710
Advances from borrowers for taxes and insurance	1,102,204	990,917
Interest payable	106,755	118,335
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value | Significant Unobservable Inputs (Level 3)
Financial assets
Cash and cash equivalents
Interest-earning time deposits in banks
Other investments
Loans held for sale
Loans, net of allowance for loan losses	183,941,877	193,006,301
Federal Home Loan Bank stock
Interest receivable
Financial liabilities
Deposits	81,241,011	80,300,060
Short-term borrowings		8,500,000
Advances from borrowers for taxes and insurance
Interest payable
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit